Revenues (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
Revenues - Disaggregation of revenue (Table)
	For the year ended December 31,
	2024	2023	2022
Time and bareboat charters (operating leases)	$369,413	$230,809	$172,143
Voyage charters	—	10,958	15,109
Total	$369,413	$241,767	$187,252